UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULES OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22878

Rx Funds Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 2nd Floor, New York, NY 10105
 (Address of principal executive offices)                                                       (Zip code)

John J. Pileggi, President, 1345 Avenue of the Americas, 2nd Floor, New York, NY 10105
(Name and address of agent for service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
1095 Avenue of the Americas
New York, NY 10036-6797

Registrant's telephone number, including area code:	(646) 747-3477

Date of fiscal year end:	10/31

Date of reporting period:	01/31/16

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

The Schedules of Investments as of January 31, 2016 are filed herewith.

Rx Funds Trust Rx Tactical Rotation Fund	Schedule of Portfolio Investments January 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 60.1%
International Equity Exchange Traded Products — 3.9%
Vanguard FTSE All-World ex-US ETF	76	3,112
Vanguard FTSE All-World ex-US Small-Cap ETF	15	1,300
		4,412
International Fixed Income Exchange Traded Product — 1.9%
PowerShares Global Emerging Markets Sovereign Debt	78	2,119

U.S. Alternative Exchange Traded Product — 1.9%
Vanguard REIT ETF	28	2,155

U.S. Equity Exchange Traded Products — 47.7%
Guggenheim S&P 500 Equal Weight ETF	85	6,152
Guggenheim S&P 500 Pure Value ETF	123	5,604
iShares Core S&P Small-Cap ETF	65	6,716
iShares MSCI USA Minimum Volatility ETF	183	7,547
iShares MSCI USA Momentum Factor ETF	85	5,993
ProShares S&P 500 Dividend Aristocrats ETF	144	6,947
Consumer Discretionary Select Sector SPDR Fund	16	1,186
Consumer Staples Select Sector SPDR Fund	111	5,634
Industrial Select Sector SPDR Fund	25	1,250
Materials Select Sector SPDR Fund	31	1,202
SPDR S&P 500 ETF Trust	21	4,071
Technology Select Sector SPDR Fund	30	1,237
		53,539
U.S. Fixed Income Exchange Traded Products — 4.7%
iShares Barclays 20+ Year Treasury Bond ETF	14	1,782
iShares U.S. Preferred Stock ETF	90	3,462
		5,244
Total Exchange Traded Products (Cost $69,522)		67,469

Short-Term Investment — 49.9%
Money Market Fund — 49.9%
Federated Government Obligations Fund, Institutional Shares, 0.17% (a)	56,101	56,101

Total Short-Term Investment (Cost $56,101)		56,101

Total Investments (Cost $125,623(b)) — 110.0%		$123,570
Liabilities in excess of other assets — (10.0)%		(11,250)

NET ASSETS — 100.0%		$112,320

(a)	Represents the 7 day yield at 1/31/16.

(b)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Rx Funds Trust Rx Tactical Rotation Fund	Schedule of Portfolio Investments January 31, 2016 (Unaudited)

Summary of Abbreviations
ETF — Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$67,469	$—	$—	$67,469
Short-Term Investment	56,101	—	—	56,101
Total Investments	$123,570	$—	$—	$123,570

See Notes to Schedules of Portfolio Investments

Rx Funds Trust Rx Traditional Allocation Fund	Schedule of Portfolio Investments January 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 53.7%
International Equity Exchange Traded Products — 8.2%
iShares MSCI BRIC ETF	14	372
iShares MSCI EAFE Growth ETF	12	768
iShares MSCI EAFE Value ETF	8	347
iShares MSCI Emerging Markets ETF	12	367
iShares MSCI Eurozone ETF	10	332
		2,186
U.S. Equity Exchange Traded Products — 41.8%
iShares Core S&P 500 ETF	15	2,919
iShares Micro-Cap ETF	4	259
iShares Russell 1000 Growth ETF	31	2,909
iShares Russell 1000 Value ETF	12	1,112
iShares Russell 2000 Growth ETF	3	373
iShares Russell 2000 Value ETF	16	1,375
iShares Russell Mid-Cap Growth ETF	22	1,871
iShares Russell Mid-Cap Value ETF	5	324
		11,142
U.S. Fixed Income Exchange Traded Products — 3.7%
iShares Short Treasury Bond ETF	9	993

Total Exchange Traded Products (Cost $15,731)		14,321

Short-Term Investment — 96.9%
Money Market Fund — 96.9%
Federated Government Obligations Fund, Institutional Shares, 0.17% (a)	25,838	25,838

Total Short-Term Investment (Cost $25,838)		25,838

Total Investments (Cost $41,569(b)) — 150.6%		$40,159
Liabilities in excess of other assets — (50.6)%		(13,485)

NET ASSETS — 100.0%		$26,674

(a)	Represents the 7 day yield at 1/31/16.

(b)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$14,321	$—	$—	$14,321
Short-Term Investment	25,838	—	—	25,838
Total Investments	$40,159	$—	$—	$40,159

See Notes to Schedules of Portfolio Investments

Rx Funds Trust Rx MAR Tactical Moderate Growth Fund	Schedule of Portfolio Investments January 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 97.2%
International Equity Exchange Traded Products — 10.4%
iShares Currency Hedged MSCI Eurozone ETF	35,050	861,880
iShares Currency Hedged MSCI Japan ETF	33,299	911,394
WisdomTree Europe Hedged Equity Fund	1,887	98,105
WisdomTree Japan Hedged Equity Fund	2,107	100,209
		1,971,588
U.S. Equity Exchange Traded Products — 28.4%
SPDR S&P 500 ETF Trust	7,910	1,533,512
SPDR S&P MidCap 400 ETF Trust	16,092	3,861,597
		5,395,109
U.S. Fixed Income Exchange Traded Products — 58.4%
iShares Core U.S. Aggregate Bond ETF	33,728	3,686,808
iShares Core U.S. Treasury Bond ETF	108,037	2,765,747
iShares MBS ETF	42,268	4,616,088
		11,068,643
Total Exchange Traded Products (Cost $18,736,060)		18,435,340

Short-Term Investment — 2.2%
Money Market Fund — 2.2%
Federated Government Obligations Fund, Institutional Shares, 0.17% (a)	414,979	414,979

Total Short-Term Investment (Cost $414,979)		414,979

Total Investments (Cost $19,151,039(b)) — 99.4%		$18,850,319
Other assets in excess of liabilities — 0.6%		106,331

NET ASSETS — 100.0%		$18,956,650

(a)	Represents the 7 day yield at 1/31/16.

(b)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$18,435,340	$—	$—	$18,435,340
Short-Term Investment	414,979	—	—	414,979
Total Investments	$18,850,319	$—	$—	$18,850,319

See Notes to Schedules of Portfolio Investments

Rx Funds Trust Rx MAR Tactical Growth Fund	Schedule of Portfolio Investments January 31, 2016 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 99.1%
International Equity Exchange Traded Products — 10.6%
iShares Currency Hedged MSCI Eurozone ETF	30,652	753,733
iShares Currency Hedged MSCI Japan ETF	29,083	796,002
WisdomTree Europe Hedged Equity Fund	1,648	85,679
WisdomTree Japan Hedged Equity Fund	1,840	87,510
		1,722,924
U.S. Equity Exchange Traded Products — 39.1%
iShares Core S&P Small-Cap ETF	8,107	837,696
SPDR S&P 500 ETF Trust	11,229	2,176,966
SPDR S&P MidCap 400 ETF Trust	14,055	3,372,779
		6,387,441
U.S. Fixed Income Exchange Traded Products — 49.4%
iShares Core U.S. Aggregate Bond ETF	22,093	2,414,986
iShares Core U.S. Treasury Bond ETF	62,906	1,610,394
iShares MBS ETF	36,917	4,031,705
		8,057,085
Total Exchange Traded Products (Cost $16,507,983)		16,167,450

Short-Term Investment — 1.2%
Money Market Fund — 1.2%
Federated Government Obligations Fund, Institutional Shares, 0.17% (a)	199,349	199,349

Total Short-Term Investment (Cost $199,349)		199,349

Total Investments (Cost $16,707,332(b)) — 100.3%		$16,366,799
Liabilities in excess of other assets — (0.3)%		(54,248)

NET ASSETS — 100.0%		$16,312,551

(a)	Represents the 7 day yield at 1/31/16.

(b)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$16,167,450	$—	$—	$16,167,450
Short-Term Investment	199,349	—	—	199,349
Total Investments	$16,366,799	$—	$—	$16,366,799

See Notes to Schedules of Portfolio Investments

Rx Funds Trust
Notes to Schedules of Portfolio of Investments
January 31, 2016 (Unaudited)

1. Organization:

Rx Funds Trust, formerly the American Independence Funds Trust II, (the “Trust”) is a Delaware business statutory trust that was organized on June 28, 2013, as an open-end, management investment company. As of January 31, 2016, the Trust offered four series, or mutual funds, the Rx Tactical Rotation Fund (formerly, MAR Tactical Conservative Fund), Rx Traditional Allocation Fund (formerly, MAR Tactical Aggressive Growth Fund), Rx MAR Tactical Moderate Growth Fund, (formerly, American Independence MAR Tactical Moderate Growth Fund), and Rx MAR Tactical Growth Fund (formerly, American Independence MAR Tactical Growth Fund), each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of each of the four active series (individually, a "Fund"; collectively, the "Funds").

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. Each Fund offers three classes of shares: Class A, Class C, and Institutional Class. Each share class is identical except as to distribution and service fees borne by each class. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of portfolio investments. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies not traded on an exchange are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by RiskX Investments, LLC (“RiskX Investments” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of January 31, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic or industry concentration.

With respect to the Funds, there were no transfers into and out of any level during the current quarter presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ valuation committee will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

3. Federal Income Tax Information:

At January 31, 2016, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes, were as follows:

				Net Unrealized
				Appreciation
		Gross Unrealized	Gross Unrealized	(Depreciation) on
	Tax Cost	Appreciation	Depreciation	Investments
Rx Tactical Rotation	$125,970	$136	$(2,536)	(2,400)
Rx Traditional Allocation	41,569	-	(1,410)	(1,410)
Rx MAR Tactical Moderate Growth	19,202,540	156,503	(508,724)	(352,221)
Rx MAR Tactical Growth	16,744,338	95,883	(473,422)	(377,539)

The difference between cost amounts for financial reporting and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

4. Subsequent Events:

Rx Traditional Allocation Fund. At a meeting of the Board of Trustees held March 18, 2016, RiskX Investments recommended to the Board the liquidation of the Rx Traditional Allocation Fund (the “Fund”) due to the Fund’s size and inability to attract assets. The Fund will be closed to new and existing shareholders effective March 21, 2016 and will be liquidated on or around March 31, 2016.

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the Schedules of Portfolio Investments and Notes to Schedules of Portfolio Investments were issued. There were no subsequent events to report, other than those listed above, that would have a material impact on the Funds’ Schedules of Portfolio Investments and Notes to Schedule of Portfolio Investments.

Item 2. Controls and Procedures.

(a)            The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)            There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)            Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          Rx Funds Trust

By (Signature and Title)

/s/ John J. Pileggi
John J. Pileggi
President

Date: March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ John J. Pileggi
John J. Pileggi
President

Date: March 29, 2016

By (Signature and Title)

/s/ Terrance P. Gallagher
Terrance P. Gallagher
Treasurer and Principal Financial and Accounting Officer

Date: March 29, 2016